FINANCIAL LIABILITIES - BORROWING (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Borrowings

Term loan (in millions)	2023	2022	2021
Term loan – current	(3)	(3)	(3)
Term loan – non-current	(236)	(237)	(239)
Total term loan	$(239)	$(240)	$(242)
The terms of the loan in effect at December 31, 2023 are as follows:

	Currency	Nominal interest margin	Maturity	Required annual repayments	Minimum liquidity
Term loan facility	USD	SOFR + 0.26% + 5.25%	June 2026	1%	Larger of $100m or 50% of loan balance

Schedule of Maturity of Gross Borrowings

(in millions)	2023	2022	2021
Within one year or on demand	(30)	(25)	(18)
Bank loans payable due:
Later than one and less than five years	(281)	(299)	(298)
More than five years	—	—	—
Gross borrowings (including interest)	$(311)	$(324)	$(316)

Schedule of Analysis of Changes in Liabilities from Financing Activities
Analysis of changes in liabilities from financing activities

(in millions)	At January 1, 2023	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31, 2023
Current borrowings	(3)	12	—	(10)	(2)	—	(3)
Non-current borrowings	(237)	—	(1)	—	2	—	(236)
Lease liabilities	(37)	8	—	(13)	—	(1)	(43)
Share repurchase	(9)	33	—	(47)	—	—	(23)
Total	$(286)	$53	$(1)	$(70)	$—	$(1)	$(305)

(in millions)	At January 1, 2022	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31,2022
Current borrowings	(3)	3	—	—	(3)	—	(3)
Non-current borrowings	(239)	—	(2)	1	3	—	(237)
Lease liabilities	(44)	9	—	(5)	—	3	(37)
Share repurchase	—	90	—	(99)	—	—	(9)
Total	$(286)	$102	$(2)	$(103)	$—	$3	$(286)

(in millions)	At January 1, 2021	Cash flows	Profit and loss	Additions	Reclassifications	Exchange adj.	At December 31,2021
Current borrowings	(4)	3	—	—	(2)	—	(3)
Non-current borrowings	(230)	233	(2)	(242)	2	—	(239)
Lease liabilities	(51)	8	—	(2)	—	1	(44)
Share repurchase	—	101	—	(101)	—	—	—
Total	$(285)	$345	$(2)	$(345)	$—	$1	$(286)